UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197 (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2020

Natixis Loomis Sayles Short Duration Income ETF

Natixis Seeyond International Minimum Volatility ETF

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-458-7452. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF

Managers	NYSE Arca: LSST

Daniel Conklin, CFA®

Christopher T. Harms

Clifton V. Rowe, CFA®

Kurt L. Wagner, CFA®*

Loomis, Sayles & Company, L.P.

*	Effective June 30, 2020 Kurt L. Wagner no longer serves as portfolio manager to the Fund.

Investment Goal

The Fund’s investment objective is current income consistent with preservation of capital.

1  |

Average Annual Total Returns — June 30, 20203

	6 Months	1 Year	Life of Fund (Inception 12/27/17)	Expense Ratios[4]
				Gross	Net

NAV[1]	3.37%	5.07%	3.95%	0.95%	0.38%
Market[1]	3.57	5.19	4.01

Comparative Performance
Bloomberg Barclays US Government/Credit 1-3 Year Bond Index[2]	2.88	4.20	3.40

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until December 28, 2017, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2

The Bloomberg Barclays US Government/Credit 1-3 Year Bond Index is an unmanaged index which is a component of the US Government/Credit Bond Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Managers	NYSE Arca: MVIN

Alexander J. Nary

Nicolas Just, CFA®*

Juan-Sebastian Caicedo, CFA®*

Natixis Advisors, L.P. (“Natixis Advisors”)

* Messrs. Just and Caicedo are part of Seeyond and provide portfolio management through a personnel-sharing arrangement between Seeyond and Natixis Advisors.

Investment Goal

The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets.

3  |

Average Annual Total Returns — June 30, 20203

				Expense Ratios[4]
	6 Months	1 Year	Life of Fund (Inception 10/25/16)	Gross	Net

NAV[1]	-12.32%	-8.01%	3.77%	1.26%	0.56%
Market[1]	-12.42	-8.09	3.76

Comparative Performance
MSCI EAFE (Net)[2]	-11.34	-5.13	4.55

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until October 27, 2016, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2

The MSCI EAFE (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5  |

UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2020 through June 30, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Actual	$1,000.00	$1,033.70	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$1.91

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

|  6

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Actual	$1,000.00	$876.80	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.82

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.56%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

7  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Loomis Sayles Short Duration Income ETF, sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund

| 8

or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and if a Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, which include advisory and non-advisory services directed to the needs and operations of each of the Funds as an ETF. The Trustees also considered the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees noted that although the Funds are relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources appropriate for the management of ETFs. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, L.P., whose affiliates provide investment advisory services to other funds in the Natixis family of mutual funds.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2019, each Fund’s one- and three-year net asset value performance, as applicable, stated as percentile rankings within categories

9 |

selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Loomis Sayles Short Duration Income ETF	53%	N/A	N/A
Natixis Seeyond International Minimum Volatility ETF	79%	15%	N/A

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies and (2) the Fund’s more recent performance has been stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services provided and the profits realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided by an independent third party) of the Funds’ advisory fees and total expense levels to those of its category groups. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Funds, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees also considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreement. The Trustees also noted that the Funds had total advisory fee rates that were below the medians of their respective peer groups of funds.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed

| 10

information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to the Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, the Funds were subject to expense limitations. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated

11 |

by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2021.

| 12

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through June 30, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet creation unit redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including in-kind transactions. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Neither of the Funds has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet creation unit redemptions on a timely basis and did not have any illiquid security violations during the period.

During the period January 1, 2020 through June 30, 2020, the Funds held sufficient liquid assets to meet creation unit redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

13 |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 98.1% of Net Assets
	ABS Car Loan — 17.2%
$280,000	Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.840%, 6/17/2024(a)	$285,411
160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	161,437
20,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	20,259
105,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	106,410
15,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class B, 2.080%, 12/13/2023, 144A	15,126
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	119,531
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	20,563
130,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024(a)	132,344
16,091	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	16,136
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	101,328
105,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024(a)	107,382
66,162	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	66,751
37,619	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	38,036
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	124,894
15,000	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	15,429
155,000	CarMax Auto Owner Trust, Series 2020-1, Class A2, 1.870%, 4/17/2023(a)	156,747
85,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	85,892
82,637	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A(a)	83,251
106,181	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023(a)	106,735
5,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	5,044
14,863	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	14,986
35,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	35,715
35,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	35,504
10,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	10,136
10,000	DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024, 144A	10,098
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	15,421
30,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	30,247
10,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023, 144A	10,114
20,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	20,226
25,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	25,609
8,239	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A(a)	8,269

See accompanying notes to financial statements.	| 14

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$25,903	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	$26,282
42,215	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	42,760
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	65,717
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	36,016
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	10,386
40,000	Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.850%, 3/15/2023	40,671
34,630	Ford Credit Auto Owner Trust, Series 2019-B, Class A2A, 2.350%, 2/15/2022	34,820
250,000	Ford Credit Auto Owner Trust, Series 2019-C, Class A3, 1.870%, 3/15/2024(a)	256,367
80,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024(a)	82,180
100,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A(a)	101,411
37,356	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A(a)	37,760
35,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	35,463
21,791	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	21,858
35,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	35,735
88,922	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	90,592
55,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	56,247
37,829	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A2, 1.830%, 1/17/2023	38,133
35,000	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024	35,865
275,000	Honda Auto Receivables Owner Trust, Series 2019-4, Class A3, 1.830%, 1/18/2024(a)	282,128
21,480	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A(a)	21,519
105,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024(a)	107,622
80,481	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.010%, 12/15/2021	80,870
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	94,997
50,000	Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.840%, 1/17/2023	51,352
125,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	126,729
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	25,745
60,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/2023(a)	60,615
30,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	30,614
50,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	50,851

15 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$7,034	Santander Drive Auto Receivables Trust, Series 2019-1, Class A3, 3.000%, 12/15/2022	$7,047
60,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	60,361
135,000	Toyota Auto Receivables Owner Trust, Series 2019-D, Class A3, 1.920%, 1/16/2024(a)	138,534
115,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3 MTN, 1.660%, 5/15/2024(a)	117,767
45,000	USAA Auto Owner Trust, Series 2019-1, Class A3, 2.160%, 7/17/2023	45,715
4,607	Westlake Automobile Receivables Trust, Series 18-2A, Class B, 3.200%, 1/16/2024, 144A	4,612
1,520	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.980%, 1/18/2022, 144A	1,521
25,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	25,378
100,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	101,331
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	25,051
88,887	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	90,330
165,000	World Omni Auto Receivables Trust, Series 2019-C, Class A3, 1.960%, 12/16/2024(a)	169,556
455,000	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.100%, 4/15/2025(a)	461,896
19,056	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021(a)	19,091
80,000	World Omni Automobile Lease Securitization Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023	81,272

		5,315,798

	ABS Credit Card — 3.2%
100,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	104,185
230,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	235,633
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 0.520%, 1/20/2025(a)(b)	265,424
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	100,929
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	187,425
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026(a)	112,195

		1,005,791

	ABS Other — 1.1%
30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 0.815%, 9/25/2023, 144A(b)	29,890

See accompanying notes to financial statements.	| 16

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Other — continued
$100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	$100,225
37,419	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	37,708
53,067	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	53,496
45,310	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A(a)	45,769
75,000	Verizon Owner Trust, Series 2020-A, Class A1A, 1.850%, 7/22/2024	77,048

		344,136

	ABS Student Loan — 0.7%
41,101	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	41,764
189,143	SoFi Professional Loan Program Trust , Series 2020-A, Class A1FX, 2.060%, 5/15/2046, 144A(a)	189,877

		231,641

	Aerospace & Defense — 0.3%
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	61,385
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025, 144A	21,717
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	2,166

		85,268

	Agency Commercial Mortgage-Backed Securities — 1.1%
229,254	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.633%, 1/25/2027(a)(b)	228,639
96,119	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.683%, 11/25/2026(a)(b)	96,819
3,885	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 0.343%, 9/25/2022(a)(b)	3,882
9,923	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	10,120

		339,460

	Airlines — 0.6%
100,000	Delta Air Lines, Inc., 2.600%, 12/04/2020	98,359
75,000	Southwest Airlines Co., 5.250%, 5/04/2025	79,173

		177,532

	Automotive — 4.6%
135,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	138,672
200,000	BMW Finance NV, 2.250%, 8/12/2022, 144A(a)	205,610
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	60,552
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	61,588
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	58,258
40,000	BorgWarner, Inc., 2.650%, 7/01/2027	41,040
10,000	Dana, Inc., 5.625%, 6/15/2028	9,927
95,000	General Motors Co., 3-month LIBOR + 0.900%, 1.210%, 9/10/2021(b)	93,955

17 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$55,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	$54,781
15,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	15,322
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	25,566
40,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	41,229
15,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	15,112
50,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	50,109
45,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	44,442
45,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A(a)	44,990
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A(a)	104,689
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	25,874
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	15,473
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	111,763
75,000	Toyota Motor Credit Corp., GMTN, 3.050%, 1/08/2021(a)	76,063
115,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	119,201

		1,414,216

	Banking — 13.9%
150,000	Ally Financial, Inc., 3.050%, 6/05/2023	151,803
135,000	American Express Co., 3.700%, 11/05/2021(a)	140,393
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	217,510
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	112,676
110,000	Bank of America Corp., (fixed rate to 6/19/2025, variable rate thereafter), MTN, 1.319%, 6/19/2026	110,286
75,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	77,647
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	67,746
70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	71,519
15,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	15,526
110,000	Bank of Nova Scotia (The), 1.300%, 6/11/2025	110,737
150,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023(a)	154,510
150,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022(a)	154,766
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021(a)	50,566
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023	15,051
20,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	20,281
135,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023	139,540
105,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	110,583
15,000	Capital One Financial Corp., 3.750%, 3/09/2027	16,565
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	93,088
30,000	Comerica, Inc., 3.700%, 7/31/2023	32,322
75,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	80,641
25,000	Fifth Third Bancorp, 2.600%, 6/15/2022	25,919
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 1.513%, 9/15/2020(a)(b)	225,288
25,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	25,283

See accompanying notes to financial statements.	| 18

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$65,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	$67,675
150,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	154,114
65,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	67,564
150,000	Morgan Stanley, GMTN, SOFR + 0.700%, 0.761%, 1/20/2023(b)	149,492
35,000	Royal Bank of Canada, GMTN, 1.600%, 4/17/2023	35,905
150,000	Royal Bank of Canada, GMTN, 1.950%, 1/17/2023(a)	154,686
110,000	Royal Bank of Canada, GMTN, 2.800%, 4/29/2022(a)	114,514
95,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	98,960
200,000	Santander UK PLC, 3-month LIBOR + 0.660%, 1.052%, 11/15/2021(a)(b)	201,066
150,000	State Street Corp., 1.950%, 5/19/2021(a)	152,153
35,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026, 144A	37,886
20,000	Synchrony Financial, 2.850%, 7/25/2022	20,342
15,000	Synchrony Financial, 4.375%, 3/19/2024	15,701
110,000	Toronto Dominion Bank (The), GMTN, 2.550%, 1/25/2021(a)	111,393
75,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	77,438
40,000	Toronto-Dominion Bank (The), MTN, 3.250%, 6/11/2021	41,093
95,000	Truist Bank, (fixed rate to 10/26/2020, variable rate thereafter), 3.525%, 10/26/2021(a)	95,897
70,000	Truist Financial Corp., 2.700%, 1/27/2022	72,197
55,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022(a)	57,489
150,000	Westpac Banking Corp., 2.000%, 1/13/2023(a)	155,296
165,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	167,031
25,000	Westpac Banking Corp., 2.800%, 1/11/2022	25,918

		4,294,056

	Brokerage — 0.2%
55,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	57,233
15,000	Charles Schwab Corp. (The), 3.250%, 5/21/2021	15,346

		72,579

	Building Materials — 0.4%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	9,775
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 1.000%, 3/01/2021(b)	109,409

		119,184

	Cable Satellite — 0.2%
60,000	Comcast Corp., 3.300%, 4/01/2027	67,288

	Chemicals — 0.5%
50,000	DuPont de Nemours, Inc., 2.169%, 5/01/2023	50,977
35,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	35,399
50,000	Ecolab, Inc., 4.350%, 12/08/2021	52,815

		139,191

	Collateralized Mortgage Obligations — 3.1%
156,870	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.620%, 8/20/2069(a)(b)	155,675

19 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,682	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)(c)(d)	$2,746
3,773	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 0.883%, 9/20/2062(a)(b)(c)(d)	3,755
37,102	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	37,166
39,233	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(a)	39,441
89,528	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(a)	90,716
36,360	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 0.883%, 5/20/2066(a)(b)	36,386
75,239	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 0.553%, 10/20/2067(a)(b)	75,184
43,681	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.503%, 10/20/2064(a)(b)	43,593
67,634	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 0.603%, 9/20/2068(a)(b)	67,355
54,127	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.703%, 10/20/2068(a)(b)	53,987
76,894	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 0.600%, 4/20/2069(a)(b)	76,874
268,888	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 2.036%, 1/20/2070(a)(b)	268,889

		951,767

	Construction Machinery — 1.3%
150,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022	155,214
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	41,281
35,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	35,230
100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	101,786
80,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	83,489

		417,000

	Consumer Cyclical Services — 1.9%
150,000	Amazon.com, Inc., 0.800%, 6/03/2025	151,312
40,000	eBay, Inc., 1.900%, 3/11/2025	41,277
45,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	47,937
75,000	Mastercard, Inc., 3.300%, 3/26/2027	84,945
105,000	Match Group, Inc., 4.625%, 6/01/2028, 144A	105,919
70,000	VISA, Inc., 1.900%, 4/15/2027	73,166
70,000	Western Union Co. (The), 4.250%, 6/09/2023	75,417

		579,973

	Consumer Products — 0.2%
50,000	Hasbro, Inc., 3.550%, 11/19/2026	52,837

See accompanying notes to financial statements.	| 20

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — 1.3%
$15,000	Amphenol Corp., 2.050%, 3/01/2025	$15,610
30,000	Carrier Global Corp., 1.923%, 2/15/2023, 144A	30,581
25,000	Carrier Global Corp., 2.242%, 2/15/2025, 144A	25,560
25,000	General Electric Co., 3.450%, 5/01/2027	25,588
35,000	Honeywell International, Inc., 1.850%, 11/01/2021	35,665
105,000	Otis Worldwide Corp., 3-month LIBOR + 0.450%, 2.088%, 4/05/2023, 144A(b)	103,846
85,000	Trane Technologies Global Holding Co. Ltd., 2.900%, 2/21/2021	85,941
35,000	Westinghouse Air Brake Technologies Corp., 3-month LIBOR + 1.300%, 1.613%, 9/15/2021(b)	35,000
45,000	Westinghouse Air Brake Technologies Corp., 3.200%, 6/15/2025	45,855

		403,646

	Electric — 3.9%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	46,341
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	26,817
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	75,522
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	130,816
135,000	American Electric Power Co., Inc., Series I, 3.650%, 12/01/2021	140,788
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	32,271
20,000	DPL, Inc., 4.125%, 7/01/2025, 144A	20,008
5,000	Edison International, 4.950%, 4/15/2025	5,479
125,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	136,819
70,000	Exelon Corp., 2.450%, 4/15/2021	70,964
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	71,273
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	116,710
35,000	PSEG Power LLC, 3.850%, 6/01/2023	37,843
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	91,556
75,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	77,237
135,000	WEC Energy Group, Inc., 3.100%, 3/08/2022	140,556

		1,221,000

	Finance Companies — 1.3%
110,000	Air Lease Corp., 2.500%, 3/01/2021	110,016
75,000	Ares Capital Corp., 3.250%, 7/15/2025	72,788
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	66,507
35,000	FS KKR Capital Corp., 4.125%, 2/01/2025	33,802
15,000	Navient Corp., 5.000%, 3/15/2027	12,600
80,000	Navient Corp., MTN, 7.250%, 1/25/2022	80,200
20,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	19,540

		395,453

	Financial Other — 0.4%
25,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	24,125
110,000	ORIX Corp., 2.900%, 7/18/2022(a)	113,871

		137,996

	Food & Beverage — 1.6%
130,000	Archer-Daniels-Midland Co., 3.375%, 3/15/2022(a)	135,995
90,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	98,349

21 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — continued
$25,000	Hershey Co. (The), 0.900%, 6/01/2025	$25,143
150,000	Mondelez International, Inc., 0.625%, 7/01/2022	149,979
75,000	Sysco Corp., 5.650%, 4/01/2025	87,545

		497,011

	Gaming — 0.5%
45,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	48,933
105,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.625%, 6/15/2025, 144A	102,677

		151,610

	Government Owned – No Guarantee — 0.5%
150,000	Equinor ASA, 1.750%, 1/22/2026	153,644

	Health Insurance — 0.2%
75,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 6/01/2025, 144A	76,246

	Healthcare — 2.4%
75,000	Baxter International, Inc., 3.750%, 10/01/2025, 144A	85,450
112,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 1.181%, 12/29/2020(b)	112,007
57,000	Cigna Corp., 3.750%, 7/15/2023(a)	61,873
145,000	CVS Health Corp., 3.700%, 3/09/2023	155,720
135,000	McKesson Corp., 3.650%, 11/30/2020	136,736
140,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 1.066%, 3/19/2021(b)	139,975
35,000	Zimmer Biomet Holdings, Inc., 3.050%, 1/15/2026	37,608

		729,369

	Independent Energy — 1.0%
45,000	Canadian Natural Resources Ltd., 2.950%, 7/15/2030	44,864
60,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	64,202
105,000	EQT Corp., 6.125%, 2/01/2025	104,635
110,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	110,412

		324,113

	Integrated Energy — 1.4%
75,000	BP Capital Markets America, Inc., 3.194%, 4/06/2025	81,698
135,000	BP Capital Markets PLC, 3-month LIBOR + 0.250%, 0.610%, 11/24/2020(a)(b)	135,044
75,000	Exxon Mobil Corp., 3.294%, 3/19/2027	84,166
70,000	Shell International Finance BV, 2.375%, 4/06/2025	74,307
70,000	Total Capital International S.A., 2.218%, 7/12/2021	71,164

		446,379

	Leisure — 0.2%
60,000	Royal Caribbean Cruises Ltd., 2.650%, 11/28/2020	58,212

	Life Insurance — 6.0%
20,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	20,001
50,000	AIG Global Funding, 2.300%, 7/01/2022, 144A	51,506
75,000	American International Group, Inc., 2.500%, 6/30/2025	79,394
80,000	American International Group, Inc., 3.300%, 3/01/2021	81,347
75,000	Athene Global Funding, 2.500%, 1/14/2025, 144A	74,972

See accompanying notes to financial statements.	| 22

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$30,000	Athene Global Funding, 2.550%, 6/29/2025, 144A	$30,025
105,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	112,392
110,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	110,401
115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	123,685
150,000	Jackson National Life Global Funding, SOFR + 0.600%, 0.648%, 1/06/2023, 144A(b)	148,008
135,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	140,290
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	22,230
40,000	Manulife Financial Corp., 2.484%, 5/19/2027	41,889
150,000	Metropolitan Life Global Funding I, 1.950%, 1/13/2023, 144A(a)	155,248
150,000	Metropolitan Life Global Funding I, 3.450%, 10/09/2021, 144A(a)	155,371
140,000	New York Life Global Funding, 0.950%, 6/24/2025, 144A	140,341
70,000	Principal Life Global Funding II, 1.250%, 6/23/2025, 144A	70,234
150,000	Protective Life Global Funding, 1.082%, 6/09/2023, 144A	151,205
70,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A	71,389
80,000	Unum Group, 4.500%, 3/15/2025	85,928

		1,865,856

	Lodging — 0.5%
10,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	10,597
130,000	Marriott International, Inc., Series Y, 3-month LIBOR + 0.600%, 0.950%, 12/01/2020(b)	129,415

		140,012

	Media Entertainment — 0.6%
25,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	25,165
105,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	105,688
40,000	ViacomCBS, Inc., 4.750%, 5/15/2025	45,735

		176,588

	Metals & Mining — 0.1%
20,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	21,435

	Midstream — 1.2%
80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	80,549
85,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	87,080
25,000	MPLX LP, 3-month LIBOR + 0.900%, 1.213%, 9/09/2021(b)	24,802
120,000	MPLX LP, 3.375%, 3/15/2023	125,139
30,000	ONEOK, Inc., 5.850%, 1/15/2026	34,241
10,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	9,798

		361,609

	Natural Gas — 0.4%
120,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	127,831

	Non-Agency Commercial Mortgage-Backed Securities — 0.6%
177,762	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	183,082

	Oil Field Services — 0.2%
75,000	Schlumberger Investment S.A., 2.650%, 6/26/2030	76,250

23 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Pharmaceuticals — 1.6%
$75,000	AbbVie, Inc., 2.150%, 11/19/2021, 144A	$76,426
135,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	145,976
60,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	65,007
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	10,284
45,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022, 144A	47,782
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	64,717
75,000	Upjohn, Inc., 2.300%, 6/22/2027, 144A	77,365

		487,557

	Property & Casualty Insurance — 1.1%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 0.936%, 3/29/2023(b)	79,795
150,000	AON Corp., 2.200%, 11/15/2022	155,529
25,000	Assurant, Inc., 4.200%, 9/27/2023	26,500
70,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	71,043

		332,867

	Refining — 0.6%
105,000	Marathon Petroleum Corp., 4.500%, 5/01/2023	113,159
85,000	Phillips 66, 3-month LIBOR + 0.600%, 0.960%, 2/26/2021(b)	84,873

		198,032

	REITs – Diversified — 0.4%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	131,011

	REITs – Health Care — 0.1%
20,000	Welltower, Inc., 2.750%, 1/15/2031	19,977

	REITs – Mortgage — 0.2%
35,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	28,000
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	34,387

		62,387

	REITs – Regional Malls — 0.4%
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	128,484

	REITs – Shopping Centers — 0.3%
100,000	Federal Realty Investment Trust, 3.950%, 1/15/2024	106,423

	Restaurants — 0.3%
80,000	McDonald’s Corp., MTN, 3.500%, 7/01/2027	90,839

	Retailers — 1.8%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	112,603
25,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	25,281
60,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	65,735
130,000	Home Depot, Inc. (The), 3.250%, 3/01/2022(a)	136,477
30,000	Levi Strauss & Co., 5.000%, 5/01/2025, 144A	30,113
85,000	NIKE, Inc., 2.750%, 3/27/2027	93,633
105,000	William Carter Co. (The), 5.500%, 5/15/2025, 144A	108,281

		572,123

See accompanying notes to financial statements.	| 24

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Technology — 4.8%
$150,000	Apple, Inc., 1.125%, 5/11/2025(a)	$153,164
30,000	Broadcom, Inc., 3.150%, 11/15/2025, 144A	31,930
71,000	Broadcom, Inc., 3.459%, 9/15/2026, 144A	76,143
60,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025, 144A	68,952
15,000	DXC Technology Co., 4.125%, 4/15/2025	15,994
30,000	Equinix, Inc., 1.800%, 7/15/2027	29,984
35,000	Flex Ltd., 3.750%, 2/01/2026	37,072
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	107,812
50,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	56,145
150,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 0.998%, 3/12/2021(b)	149,915
115,000	HP, Inc., 3.000%, 6/17/2027	120,568
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	111,607
135,000	IBM Credit LLC, 3.600%, 11/30/2021(a)	141,204
35,000	Infor, Inc., 1.450%, 7/15/2023, 144A	35,289
70,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	75,219
50,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	51,464
20,000	Microchip Technology, Inc., 3.922%, 6/01/2021	20,390
85,000	Micron Technology, Inc., 2.497%, 4/24/2023	88,337
65,000	NetApp, Inc., 1.875%, 6/22/2025	65,926
15,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	15,901
5,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	5,254
20,000	Seagate HDD Cayman, 4.875%, 3/01/2024	21,437

		1,479,707

	Tobacco — 0.6%
20,000	Altria Group, Inc., 2.350%, 5/06/2025	21,016
95,000	Altria Group, Inc., 3.800%, 2/14/2024(a)	103,871
60,000	BAT Capital Corp., 4.700%, 4/02/2027	68,577

		193,464

	Transportation Services — 1.3%
65,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	66,721
60,000	FedEx Corp., 3.400%, 1/14/2022	62,474
100,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	102,353
80,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	85,406
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	55,743
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	37,703

		410,400

	Treasuries — 9.0%
1,240,000	U.S. Treasury Note, 0.125%, 4/30/2022	1,239,031
1,550,000	U.S. Treasury Note, 0.125%, 5/31/2022	1,548,850

		2,787,881

	Wireless — 0.4%
110,000	T-Mobile USA, Inc., 2.050%, 2/15/2028, 144A	110,052

25 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
Wirelines — 0.4%
$50,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	$49,943
75,000	Verizon Communications, Inc., 3.000%, 3/22/2027	83,200

133,143

	Total Bonds and Notes (Identified Cost $29,672,105)	30,399,406

Short-Term Investments — 2.2%
681,057	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $681,057 on 7/01/2020 collateralized by $615,600 U.S. Treasury Note, 2.500% due 2/28/2026 valued at $694,694 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $681,057)	681,057

	Total Investments — 100.3% (Identified Cost $30,353,162)	31,080,463
	Other assets less liabilities — (0.3)%	(102,112)

	Net Assets — 100.0%	$30,978,351

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $6,501 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $6,855,350 or 22.1% of net assets.
ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.	| 26

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

At June 30, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2020	29	$6,402,823	$6,404,015	$1,192

At June 30, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2020	11	$1,380,313	$1,383,164	$(2,851)
10 Year U.S. Treasury Note	9/21/2020	16	2,221,818	2,226,750	(4,932)

Total					$(7,783)

Industry Summary at June 30, 2020 (Unaudited)

ABS Car Loan	17.2%
Banking	13.9
Treasuries	9.0
Life Insurance	6.0
Technology	4.8
Automotive	4.6
Electric	3.9
ABS Credit Card	3.2
Collateralized Mortgage Obligations	3.1
Healthcare	2.4
Other Investments, less than 2% each	30.0
Short-Term Investments	2.2

Total Investments	100.3
Other assets less liabilities (including futures contracts)	(0.3)

Net Assets	100.0%

27 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Australia — 6.3%
55,440	Aurizon Holdings Ltd.	$187,799
133,017	Medibank Private Ltd.	273,831
6,165	Sonic Healthcare Ltd.	129,163
107,793	Telstra Corp. Ltd.	232,294
9,903	Woolworths Group Ltd.	254,183

		1,077,270

	Belgium — 1.7%
2,790	Colruyt S.A.	153,452
1,206	UCB S.A.	139,651

		293,103

	Canada — 9.8%
6,507	Barrick Gold Corp.	174,523
126	Constellation Software, Inc.	141,809
5,301	Dollarama, Inc.	175,766
5,310	Empire Co. Ltd., Class A	126,746
2,124	Fortis, Inc.	80,515
990	Franco-Nevada Corp.	137,851
2,277	George Weston Ltd.	166,261
1,890	Loblaw Cos. Ltd.	91,739
5,022	Metro, Inc.	206,485
5,256	Quebecor, Inc., Class B	112,568
3,852	Rogers Communications, Inc., Series B	154,278
4,743	Saputo, Inc.	112,725

		1,681,266

	China — 1.0%
55,896	Wilmar International Ltd.	163,876

	Denmark — 1.9%
1,116	Coloplast A/S, Series B	172,884
2,439	Novo Nordisk A/S, Class B	157,823

		330,707

	Finland — 0.5%
1,539	Elisa OYJ	93,582
200	Nordea Bank Abp(a)	1,381

		94,963

	France — 5.9%
4,419	Alstom S.A.	205,526
12,087	Carrefour S.A.	186,731
2,700	Casino Guichard Perrachon S.A.(a)	99,769
2,223	Danone S.A.(a)	153,701
680	EssilorLuxottica S.A.(a)	87,258
108	Hermes International	90,223
1,152	Thales S.A.	93,003
3,690	Vivendi S.A.	94,659

		1,010,870

See accompanying notes to financial statements.	| 28

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Germany — 8.5%
1,161	Deutsche Boerse AG	$210,006
5,724	Deutsche Telekom AG, (Registered)	96,080
4,194	Deutsche Wohnen SE	188,184
5,256	Evonik Industries AG	133,473
1,845	Fresenius Medical Care AG & Co. KGaA	158,110
1,197	Merck KGaA	138,878
2,196	Scout24 AG, 144A	170,307
3,123	Symrise AG	363,036

		1,458,074

	Hong Kong — 4.5%
9,792	AIA Group Ltd.	91,345
25,427	CLP Holdings Ltd.	249,334
81,000	HK Electric Investments & HK Electric Investments Ltd.	84,026
116,000	HKT Trust & HKT Ltd.	169,724
25,488	MTR Corp. Ltd.	132,037
9,000	Power Assets Holdings Ltd.	48,945

		775,411

	Ireland — 0.8%
1,125	Kerry Group PLC, Series A	139,369

	Israel — 3.7%
4,095	Azrieli Group Ltd.	185,408
28,710	Bank Leumi Le-Israel BM	143,593
21,204	Israel Discount Bank Ltd.	64,330
738	Nice Ltd.(a)	137,516
396	Wix.com Ltd.(a)	101,463

		632,310

	Italy — 3.8%
8,226	Assicurazioni Generali SpA	124,450
11,349	Infrastrutture Wireless Italiane SpA, 144A	113,700
5,787	Recordati SpA	288,910
25,155	Snam SpA	122,448

		649,508

	Japan — 22.5%
300	Central Japan Railway Co.	46,411
8,100	Chugoku Electric Power Co., Inc. (The)	108,190
1,800	FUJIFILM Holdings Corp.	76,915
3,600	Idemitsu Kosan Co. Ltd.	76,315
9,000	Japan Exchange Group, Inc.	207,888
63	Japan Prime Realty Investment Corp.	184,530
27	Japan Real Estate Investment Corp.	138,397
9,900	Japan Tobacco, Inc.	183,666
5,900	KDDI Corp.	176,861
1,800	Lawson, Inc.	90,263
3,600	MEIJI Holdings Co. Ltd.	286,305
6,500	Nagoya Railroad Co. Ltd.	183,459
2,400	NEC Corp.	115,011

29 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Japan — continued
16,400	Nippon Telegraph & Telephone Corp.	$382,391
600	Nitori Holdings Co. Ltd.	117,486
13,500	NTT DOCOMO, Inc.	360,634
1,200	Secom Co. Ltd.	104,812
4,500	Seven & I Holdings Co. Ltd.	146,823
36,000	Seven Bank Ltd.	98,438
3,600	Takeda Pharmaceutical Co. Ltd.	128,403
1,800	Tokio Marine Holdings, Inc.	78,384
16,137	Tokyo Gas Co. Ltd.	385,906
3,600	Unicharm Corp.	147,490
900	West Japan Railway Co.	50,437

		3,875,415

	Luxembourg — 1.5%
423	Eurofins Scientific SE	265,387

	Netherlands — 3.0%
7,632	Koninklijke Ahold Delhaize NV	207,954
4,221	Koninklijke Vopak NV	223,198
5,229	Royal Dutch Shell PLC, A Shares	83,152

		514,304

	New Zealand — 2.0%
16,812	a2 Milk Co. Ltd.(a)	218,511
44,118	Spark New Zealand Ltd.	129,508

		348,019

	Singapore — 2.7%
39,600	Ascendas Real Estate Investment Trust	89,984
54,343	CapitaLand Mall Trust	76,350
24,000	Singapore Exchange Ltd.	143,479
42,200	Singapore Telecommunications Ltd.	74,414
50,068	Singapore Telecommunications Ltd.	88,289

		472,516

	Spain — 0.7%
3,825	Grifols S.A.	116,122

	Sweden — 2.2%
1,800	ICA Gruppen AB	85,357
10,161	Tele2 AB, Class B	134,747
17,820	Telefonaktiebolaget LM Ericsson, Class B	164,798

		384,902

	Switzerland — 9.5%
135	Barry Callebaut AG, (Registered)	257,448
9	Chocoladefabriken Lindt & Spruengli AG	74,086
1,026	Kuehne & Nagel International AG, (Registered)(a)	170,432
2,898	Nestle S.A., (Registered)	320,338
1,314	Novartis AG, (Registered)	114,295
981	Roche Holding AG	339,941
612	Schindler Holding AG	144,030

See accompanying notes to financial statements.	| 30

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Switzerland — continued
954	Swiss Prime Site AG, (Registered)	$88,196
236	Swisscom AG, (Registered)	123,511

		1,632,277

	United Kingdom — 5.7%
15,543	BAE Systems PLC	92,837
6,408	GlaxoSmithKline PLC	129,582
7,335	National Grid PLC	89,652
1,215	Reckitt Benckiser Group PLC	111,573
3,942	Smith & Nephew PLC	73,329
801	Spirax-Sarco Engineering PLC	98,734
2,358	Unilever NV	125,136
108,261	Wm Morrison Supermarkets PLC	254,894

		975,737

	United States — 0.4%
666	CyberArk Software Ltd.(a)	66,114

	Total Common Stocks (Identified Cost $16,075,546)	16,957,520

Principal Amount
Short-Term Investments — 0.8%
$137,013	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $137,013 on 7/01/2020 collateralized by $123,900 U.S. Treasury Notes, 2.500% due 2/28/2026 valued at $139,819 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $137,013)	137,013

	Total Investments — 99.4% (Identified Cost $16,212,559)	17,094,533
	Other assets less liabilities — 0.6%	102,133

	Net Assets — 100.0%	$17,196,666

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $284,007 or 1.7% of net assets.

31 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Food & Staples Retailing	12.0%
Food Products	10.2
Diversified Telecommunication Services	8.6
Pharmaceuticals	8.4
Wireless Telecommunication Services	4.8
Road & Rail	3.6
Electric Utilities	3.3
Insurance	3.3
Capital Markets	3.2
Gas Utilities	2.9
Chemicals	2.9
Real Estate Management & Development	2.7
Machinery	2.6
Oil, Gas & Consumable Fuels	2.2
Software	2.0
Other Investments, less than 2% each	25.9
Short-Term Investments	0.8

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2020 (Unaudited)

Euro	26.6%
Japanese Yen	22.5
Canadian Dollar	9.8
Swiss Franc	9.5
Australian Dollar	6.3
British Pound	5.5
Hong Kong Dollar	4.5
Singapore Dollar	3.7
Israeli Shekel	3.1
Swedish Krona	2.2
New Zealand Dollar	2.0
Other, less than 2% each	3.7

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.	| 32

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis Seeyond International Minimum Volatility ETF
ASSETS
Investments at cost	$30,353,162	$16,212,559
Net unrealized appreciation	727,301	881,974

Investments at value	31,080,463	17,094,533
Due from brokers (Note 2)	48,000	—
Due from custodian (Note 9)	—	2,815
Foreign currency at value (identified cost $0 and $173,420, respectively)	—	173,149
Receivable from investment adviser (Note 6)	2,517	9,933
Receivable for securities sold	75,848	—
Dividends and interest receivable	132,040	20,968
Tax reclaims receivable	—	26,799
Receivable for variation margin on futures contracts (Note 2)	3,253	—
Prepaid expenses (Note 7)	5	3

TOTAL ASSETS	31,342,126	17,328,200

LIABILITIES
Payable for securities purchased	314,743	64,196
Deferred Trustees’ fees (Note 6)	9,995	16,096
Administrative fees payable (Note 6)	1,126	638
Other accounts payable and accrued expenses	37,911	50,604

TOTAL LIABILITIES	363,775	131,534

NET ASSETS	$30,978,351	$17,196,666

NET ASSETS CONSIST OF:
Paid-in capital	$29,991,534	$18,734,272
Accumulated earnings (loss)	986,817	(1,537,606)

NET ASSETS	$30,978,351	$17,196,666

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$30,978,351	$17,196,666

Shares of beneficial interest	1,200,000	450,000

Net asset value, offering and redemption price per share	$25.82	$38.21

33 |	See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis Seeyond International Minimum Volatility ETF
INVESTMENT INCOME
Interest	$385,826	$143
Dividends	—	268,123
Less net foreign taxes withheld	(360)	(25,881)

	385,466	242,385

Expenses
Management fees (Note 6)	45,330	42,231
Administrative fees (Note 6)	6,734	3,761
Trustees’ fees and expenses (Note 6)	10,204	9,926
Transfer agent fees and expenses	7,800	7,800
Audit and tax services fees	20,894	20,894
Custodian fees and expenses	16,669	23,565
Legal fees (Note 7)	4,916	7,471
Shareholder reporting expenses	8,218	7,265
Interest expense (Note 8)	—	665
Excise tax expense (Note 9)	—	2,815
Miscellaneous expenses (Note 7)	25,753	26,164

Total expenses	146,518	152,557
Less waiver and/or expense reimbursement (Notes 6 and 9)	(89,100)	(105,437)

Net expenses	57,418	47,120

Net investment income	328,048	195,265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	353,324	(1,892,999)
Futures contracts	(50,680)	—
Foreign currency transactions (Note 2c)	—	(3,319)
Net change in unrealized appreciation (depreciation) on:
Investments	400,911	(626,585)
Futures contracts	(20,782)	—
Foreign currency translations (Note 2c)	—	(1,119)

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	682,773	(2,524,022)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,010,821	$(2,328,757)

See accompanying notes to financial statements.	| 34

Statements of Changes in Net Assets

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$328,048	$733,901
Net realized gain on investments and futures contracts	302,644	195,193
Net change in unrealized appreciation (depreciation) on investments and futures contracts	380,129	568,765

Net increase in net assets resulting from operations	1,010,821	1,497,859

FROM DISTRIBUTIONS TO SHAREHOLDERS:	(363,480)	(779,880)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	—	2,529,226

Net increase in net assets	647,341	3,247,205
NET ASSETS
Beginning of the period	30,331,010	27,083,805

End of the period	$30,978,351	$30,331,010

35 |	See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Natixis Seeyond International Minimum Volatility ETF
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$195,265	$646,452
Net realized gain (loss) on investments and foreign currency transactions	(1,896,318)	1,170,927
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(627,704)	2,156,237

Net increase (decrease) in net assets resulting from operations	(2,328,757)	3,973,616

FROM DISTRIBUTIONS TO SHAREHOLDERS:	(235,980)	(1,065,620)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	2,087,971	(6,920,323)

Net decrease in net assets	(476,766)	(4,012,327)
NET ASSETS
Beginning of the period	17,673,432	21,685,759

End of the period	$17,196,666	$17,673,432

See accompanying notes to financial statements.	| 36

Financial Highlights

For a share outstanding throughout each period.

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$25.28		$24.62	$25.02	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.27		0.64	0.61	(0.00	)(b)
Net realized and unrealized gain (loss)	0.57		0.70	(0.37)	0.02

Total from Investment Operations	0.84		1.34	0.24	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.67)	(0.64)	—
Net realized capital gains	(0.03)		(0.01)	—	—

Total Distributions	(0.30)		(0.68)	(0.64)	—

Net asset value, end of the period	$25.82		$25.28	$24.62	$25.02

Total return(c)	3.37	%(d)	5.51%	0.97%	0.08	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$30,978		$30,331	$27,084	$20,016
Net expenses(e)	0.38	%(f)	0.38%	0.38%	0.38	%(f)
Gross expenses	0.97	%(f)	0.95%	1.09%	14.21	%(f)
Net investment income (loss)	2.17	%(f)	2.56%	2.46%	(0.09	)%(f)
Portfolio turnover rate(g)	77%		113%	167%	0%

*	From commencement of operations on December 27, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

37 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Seeyond International Minimum Volatility ETF
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$44.18		$39.43		$44.38	$38.47	$39.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.45		1.15		1.02	0.85	0.11
Net realized and unrealized gain (loss)	(5.90)		5.88		(3.75)	7.66	(1.43)

Total from Investment Operations	(5.45)		7.03		(2.73)	8.51	(1.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)		(2.28)		(1.01)	(0.84)	(0.12)
Net realized capital gains	—		—		(1.21)	(1.76)	—

Total Distributions	(0.52)		(2.28)		(2.22)	(2.60)	(0.12)

Net asset value, end of the period	$38.21		$44.18		$39.43	$44.38	$38.47

Total return(b)	(12.32	)%(c)	17.94%		(6.17)%	22.17%	(3.31	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,197		$17,673		$21,686	$17,751	$13,464
Net expenses(d)	0.56	%(e)(f)	0.56	%(g)	0.55%	0.55%	0.55	%(e)
Gross expenses	1.81	%(e)(f)	1.26	%(g)	1.57%	1.76%	2.61	%(e)
Net investment income	2.31	%(e)	2.66%		2.32%	1.96%	1.49	%(e)
Portfolio turnover rate(h)	66%		61%		135%	93%	20%

*	From commencement of operations on October 25, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.55% and the ratio of gross expenses would have been 1.80%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.55% and the ratio of gross expenses would have been 1.25%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.	| 38

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization.  Natixis ETF Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Loomis Sayles Short Duration Income ETF (the “Short Duration Income ETF”)

Natixis Seeyond International Minimum Volatility ETF (the “International Minimum Volatility ETF”)

Each Fund is a diversified investment company.

The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or

39 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2020, certain securities held by Short Duration Income ETF were fair valued at $6,501, representing less than 0.1% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on

| 40

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon the World Market or “WM11” foreign exchange rates supplied by an independent pricing service. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

41 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 (“IRC”), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax return for the prior fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the

| 42

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, redemptions in-kind, distributions in excess of income and/or capital gain, paydown gains and losses, premium amortization and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, futures contract mark-to-market, passive foreign investment company adjustments, straddle loss deferrals, premium amortization and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Short Duration Income ETF	$779,880	$—	$779,880
International Minimum Volatility ETF	1,065,620	—	1,065,620

43 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2019, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Short Duration Income ETF	International Minimum Volatility ETF
Capital loss carryforward:
Short-term:
No expiration date	$—	$(231,101)

Late-year ordinary and post- October capital loss deferrals*	$—	$(48,604)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. As of December 31, 2019, International Minimum Volatility ETF is deferring ordinary losses due to passive foreign investment companies and currency losses.

As of June 30, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Short Duration Income ETF	International Minimum Volatility ETF
Federal tax cost	$30,365,188	$16,212,559

Gross tax appreciation	$764,539	$1,510,229
Gross tax depreciation	(55,855)	(628,255)

Net tax appreciation	$708,684	$881,974

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and

| 44

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Short Duration Income ETF represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to

45 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

| 46

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020, at value:

Short Duration Income ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$945,266	$6,501	(b)	$951,767
All Other Bonds and Notes(a)	—	29,447,639	—		29,447,639

Total Bonds and Notes	$—	$30,392,905	$6,501		$30,399,406

Short-Term Investments	—	681,057	—		681,057
Futures Contracts (unrealized appreciation)	1,192	—	—		1,192

Total	$1,192	$31,073,962	$6,501		$31,081,655

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(7,783)	$—	$—	$(7,783)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

International Minimum Volatility ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,957,520	$—	$—	$16,957,520
Short-Term Investments	—	137,013	—	137,013

Total	$16,957,520	$137,013	$—	$17,094,533

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

47 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or June 30, 2020:

Short Duration Income ETF

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$15,131	$—	$(3)	$64	$3

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Collateralized Mortgage Obligations	$(8,694)	$—	$—	$6,501	$38

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Short Duration Income ETF used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2020, Short Duration Income ETF used futures contracts to manage duration.

| 48

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The following is a summary of derivative instruments for Short Duration Income ETF as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$1,192

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(7,783)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Short Duration Income ETF during the six months ended June 30, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(50,680)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(20,782)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2020:

Short Duration Income ETF	Futures
Average Notional Amount Outstanding	31.93%
Highest Notional Amount Outstanding	33.26%
Lowest Notional Amount Outstanding	28.69%
Notional Amount Outstanding as of June 30, 2020	32.33%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

49 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Short Duration Income ETF	$51,253	$51,253

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2020, purchases and sales of securities (excluding in-kind transactions and short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration Income ETF	$5,319,820	$7,543,187	$17,682,908	$15,594,021
International Minimum Volatility ETF	—	—	11,054,105	11,126,561

For the six months ended June 30, 2020, in-kind transactions were as follows:

Fund	In-Kind Purchases
International Minimum Volatility ETF	$2,062,156

| 50

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Short Duration Income ETF	0.30%
International Minimum Volatility ETF	0.50%

Natixis Advisors has entered into a personnel-sharing arrangement with Seeyond, a subsidiary of Ostrum Asset Management which is part of Natixis Investment Managers. Pursuant to the personnel-sharing arrangement, certain employees of Seeyond, as “participating affiliates”, serve as “associated persons” of Natixis Advisors and, in this capacity, may, on behalf of Natixis Advisors, provide discretionary investment management services (including acting as portfolio managers), research and related services to International Minimum Volatility ETF.

Natixis Advisors has entered into a subadvisory agreement for Short Duration Income ETF with Loomis, Sayles & Company, L.P. (“Loomis Sayles”).

Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis.

Under the terms of the subadvisory agreement, the Fund has agreed to pay Loomis Sayles a subadvisory fee at the annual rate of 0.15%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Payments to Natixis Advisors are reduced by the amount of payments to Loomis Sayles.

Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

51 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

For the six months ended June 30, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Short Duration Income ETF	0.38%
International Minimum Volatility ETF	0.55%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below a Fund’s expense limits, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2020, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Short Duration Income ETF	$45,330	$45,330	$—	0.30%	—%
International Minimum Volatility ETF	42,231	42,231	—	0.50%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2021.

For the six months ended June 30, 2020, expenses have been reimbursed as follows:

Fund	Reimbursements[2]
Short Duration Income ETF	$43,770
International Minimum Volatility ETF	60,391

[2]	Expense reimbursement is subject to possible recovery until December 31, 2021.

No expenses were recovered for either Fund during the six months ended June 30, 2020 under the terms of the expense limitation agreements.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, the Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of

| 52

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

$90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Short Duration Income ETF	$6,734
International Minimum Volatility ETF	3,761

c.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

53 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

d.  Affiliated Ownership.  As of June 30, 2020, Natixis held shares of Short Duration Income ETF and International Minimum Volatility ETF representing 71.18% and 17.74%, respectively, of the Funds’ net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2020, neither Fund had borrowings under this agreement.

8.  Interest Expense.  The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank. Interest expense incurred for the six months ended June 30, 2020 is reflected on the Statements of Operations.

9.  Excise Tax Expense.  During period ended June 30, 2020 International Minimum Volatility ETF paid excise tax on undistributed income under IRC Section 4892 in the amount of $2,815. The custodian bank has agreed to reimburse the Fund for the entire amount of the tax due. There is no impact to net expenses.

10.  Risk.  The Funds have exposure to certain types of risk as summarized below.

a.  Authorized Participant Concentration Risk.  Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

| 54

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

b.  Foreign Securities Risk.  Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Funds may trade on foreign exchanges that are closed when the securities exchange on which the Funds’ shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Funds’ quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

c.  Premium/Discount Risk.  Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

d.  Secondary Market Trading Risk.  Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

e.  Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

11.  Capital Shares.  Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 100,000 shares for Short Duration Income ETF and 50,000 shares for International Minimum Volatility ETF (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.

55 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Short Duration Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	—	$—	100,000	$2,529,226

Increase from capital share transactions	—	$—	100,000	$2,529,226

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
International Minimum Volatility ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	50,000	$2,087,971	50,000	$2,012,887
Redeemed	—	—	(200,000)	(8,933,210)

Increase (decrease) from capital share transactions	50,000	$2,087,971	(150,000)	$(6,920,323)

| 56

Other Information

Premium/Discount Analysis (Unaudited)

Fund shares are bought and sold on the secondary market at current market prices. Premium/discount represents the difference between the market price (midpoint between the highest bid and lowest offer on the primary listing exchange) and net asset value (“NAV”) of Fund shares determined as of the close of the NYSE.

Premium/discount will fluctuate regularly based on the supply of, and demand for, shares of the Fund. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell shares.

The following information presents the frequency of distributions of premiums and discounts for the Funds, as stated in trading days. Trading days are presented by year, starting with the date the Fund began trading on the secondary market. Premium/discount ranges with no trading days are omitted.

The frequency distribution of premiums and discounts, for International Minimum Volatility ETF, for the period from October 27, 2016 through June 30, 2020 is as follows:

	Number of Days
Premium/Discount Range	2020	2019	2018	2017	2016
Greater than 7.0% and Less than 7.5%	1	—	—	—	—
Greater than 2.5% and Less than 3.0%	1	—	—	—	—
Greater than 2.0% and Less than 2.5%	—	—	1	—	—
Greater than 1.5% and Less than 2.0%	3	—	2	—	—
Greater than 1.0% and Less than 1.5%	3	2	8	—	1
Greater than 0.5% and Less than 1.0%	11	26	92	8	1
Greater than 0.0% and Less than 0.5%	48	171	119	157	34
At NAV	4	4	1	11	2
Less than 0.0% and Greater than -0.5%	29	45	18	71	7
Less than -0.5% and Greater than -1.0%	13	5	8	4	—
Less than -1.0% and Greater than -1.5%	6	—	1	—	—
Less than -1.5% and Greater than -2.0%	5	—	1	—	—
Less than -2.0% and Greater than -2.5%	1	—	—	—	—

Due to extreme market volatility in the spring of 2020 there were several weeks where the premiums and discounts were much larger than in normal market conditions. These differences are the result of the International Minimum Volatility ETF valuing its investments as of the close of the local foreign markets and the Fund shares trading up until the close of the NYSE.

57 |

Other Information

The frequency distribution of premiums and discounts, for Short Duration Income ETF, for the period from December 28, 2017 through June 30, 2020 is as follows:

	Number of Days
Premium/Discount Range	2020	2019	2018	2017
Greater than 2.0% and Less than 2.5%	1	—	—	—
Greater than 1.5% and Less than 2.0%	1	—	—	—
Greater than 0.5% and Less than 1.0%	1	—	1	—
Greater than 0.0% and Less than 0.5%	96	155	221	1
At NAV	15	69	15	1
Less than 0.0% and Greater than -0.5%	11	29	14	—

Data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

Information regarding premium/discount history on a daily basis is available from the Natixis Funds’ website.

| 58

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)(3) Not applicable.

(b)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: August 24, 2020

By: /s/ Michael C. Kardok

Name: Michael C. Kardok

Title: Treasurer and Principal Financial and

Accounting Officer

Date: August 24, 2020